Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of short-term investments

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Structured financial products	687,702,649	633,204,356	90,087,121
Equity securities and ETFs	37,962,037	265,947,428	37,836,818
Total	725,664,686	899,151,784	127,923,939

Fair value disclosure of short-term investments

	December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Equity securities and ETFs	37,962,037	37,962,037	-	-
Structured financial products	687,702,649	-	687,702,649	-
Total	725,664,686	37,962,037	687,702,649	-

	December 31, 2025
	Fair Value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Equity securities and ETFs	265,947,428	265,947,428	-	-
Structured financial products	633,204,356	-	633,204,356	-
Total	899,151,784	265,947,428	633,204,356	-